RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Ault Lending, LLC (“Ault Lending” or “AL”) and the Company are both subsidiaries of Ault. David Katzoff, who serves as the Company’s Chief Financial Officer, is also the manager of Ault Lending. As a result, AL is deemed a related party.

Allocation of General Corporate Expenses

Ault provides human resources, accounting, and other services to the Company. The Company obtains its business insurance under Ault. The accompanying financial statements include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to the Company by using the Company’s revenue as a percentage of total revenue of Ault. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. Ault allocated $153,000 and $60,000 of costs for the three months ended March 31, 2023 and 2022, respectively. These costs were treated as additional paid-in capital.

Contributions From Parent

The Company previously received funding from Ault to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $577,000 and $950,000 for the three months ended March 31, 2023 and 2022, respectively. These amounts are reflected in additional paid-in capital.

Related Party Receivables

As of March 31, 2023 and December 31, 2022, the Company had related party receivables of $0 and $25,000, respectively.

Related Party Advances

During the quarter ended March 31, 2023, our Officer, Amos Kohn loaned to the Company $26,000. The note has no annual interest, matured on April 10, 2023, and was used for working capital purposes. Upon an event of default, the interest rate on this Note will be 14% per annum. As of the date of this report we have not made any payments and therefore the note is in default and is now accruing interest at 14% per annum.

During the quarter ended March 31, 2023, a non-officer employee of the Company advanced us $25,000. The advance is unsecured, interest-free and has no fixed terms of repayment. The loan was used for working capital purposes and recorded as related party advances.

On December 9, 2022, our Officer, Amos Kohn loaned the Company $25,000, which was recorded in related party advances and used for working capital purposes. The note carried no interest, unless it goes into default, and was due and payable on the maturity date of March 9, 2023. As of the date of this report we have not made any payments and therefor the note is in default and is now accruing interest at 14% per annum. During the quarter ended March 31, 2023, the Company incurred an interest expense of $1,000 in relation to this note.

During the quarter ended December 31, 2022, our Officer Marcus Charuvastra advanced the Company $14,000, and a non-officer employee of the Company advanced us $13,000. The advances were unsecured, interest-free and had no fixed terms of repayment. The loans were used for working capital purposes and recorded as related party advances.

During the quarter ended March 31, 2023, the $14,000 advance from Marcus Charuvastra, the Company’s President, and the $13,000 advance from the non-officer employee were repaid in full.

As of March 31, 2023 and December 31, 2022, there were balances due to the Company’s officers and non-officer employee of $76,000 and $52,000, respectively.

12. RELATED PARTY TRANSACTIONS

Ault Lending, LLC (formerly known as Digital Power Lending, LLC) (“Ault Lending” or “AL”) and the Company are both subsidiaries of Ault. David Katzoff, who serves as the Company’s Chief Financial Officer, is also the manager of Ault Lending. As a result, AL is deemed a related party.

Allocation of General Corporate Expenses

Ault provides human resources, accounting, and other services to the Company. The Company obtains its business insurance under Ault. The accompanying financial statements include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to the Company by using the Company’s revenue as a percentage of total revenue of Ault. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. Ault allocated $670,000 and $330,000 of costs for the years ended December 31, 2022, and 2021, respectively.

Contributions From Parent

The Company previously received funding from Ault to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $2.9 million and $4.2 million for the years ended December 31, 2022, and 2021, respectively. These amounts are reflected in additional paid-in capital.

Sales to Related Party

The Company recognized $27,000 and $23,000 in revenue in the years ended December 31, 2022, and 2021, respectively, from sales to another subsidiary of Ault or businesses that Ault holds an investment in. As of December 31, 2022, and 2021, the Company had related party receivables of $25,000 and $4,000, respectively.

Related Party Advances

On December 9, 2022, our Officer, Amos Kohn loaned the Company $25,000, which was recorded in related party advances and used for working capital purposes. The note carried no interest, unless it goes into default, and was due and payable on the maturity date of March 9, 2023. As of the date of this report we have not made any payments and therefore the note has gone into default and is now accruing interest at 14% per annum.

During the quarter ended December 31, 2022, our President, Marcus Charuvastra advanced the Company $14,000, and a non-officer employee of the Company advanced us $13,000. The advances were unsecured, interest-free and had no fixed terms of repayment. The loans were used for working capital purposes and recorded as related party advances.

As of December 31, 2022, and 2021, there were balances due to the Company’s officers and non-officer employee of $52,000 and $nil, respectively.

Accounts Payable – Related Party

The Company is a majority owned subsidiary of Ault. During the year ended December 31, 2022, Ault made vendor payments on behalf of IMHC amounting to $28,000. This intercompany balance due to Ault is reflected in accounts payable.